Equity (Details 2) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Equity Abstract
Number of shares repurchased			290,676
Total value of shares repurchased
Number of shares withheld - RSU	11,660,076	8,860,778	8,848,203
Total value of shares withheld - RSU	146,166	100,847	52,242